Finance Costs - Schedule of Finance Costs (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Finance Costs [Abstract]
Lease liabilities	R 16,346	R 11,371	R 8,199
Term loans	20,473	194	797
Bank overdraft	13,465	2,296	291
Others	582	1,961	808
Total	R 50,866	R 15,822	R 10,095